VIRTUS AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—87.9%
Aerospace & Defense—1.6%
Spirit AeroSystems, Inc. 144A 7.500%, 4/15/25(1)	$11,500	$12,276
Airlines—1.7%
Hawaiian Brand Intellectual Property Ltd. 144A 5.750%, 1/20/26(1)	2,500	2,684
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	6,450	7,102
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	1,200	1,357
United Airlines, Inc. 144A 4.375%, 4/15/26(1)	2,000	2,070
		13,213

Apparel—0.4%
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	2,750	2,911
Auto Components—1.7%
Clarios Global LP 144A 6.750%, 5/15/25(1)	720	767
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	10,950	12,223
		12,990

Auto Manufacturers—4.2%
Ford Motor Co. 8.500%, 4/21/23	15,050	16,795
Tesla, Inc. 144A 5.300%, 8/15/25(1)	15,723	16,252
		33,047

Chemicals—0.0%
CVR Partners LP 144A 9.250%, 6/15/23(1)	247	248
Coal—0.9%
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	6,711	4,572
Navajo Transitional Energy Co. LLC 9.000%, 10/24/24	4,118	2,677
		7,249

Commercial Services—3.5%
APX Group, Inc. 8.500%, 11/1/24	12,688	13,259
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	5,309
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	3,000	3,215
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	3,500	3,653
	Par Value	Value

Commercial Services—continued
Square, Inc. 144A 2.750%, 6/1/26(1)	$1,750	$1,781
		27,217

Computers—0.1%
Dell International LLC 144A 7.125%, 6/15/24(1)	1,100	1,128
Distribution/Wholesale—2.3%
Performance Food Group, Inc. 144A 5.500%, 6/1/24(1)	1,000	1,002
Wolverine Escrow LLC
144A 8.500%, 11/15/24(1)	12,259	11,891
144A 9.000%, 11/15/26(1)	5,090	4,963
		17,856

Diversified Financial Services—9.9%
Alliance Data Systems Corp.
144A 4.750%, 12/15/24(1)	19,500	20,036
144A 7.000%, 1/15/26(1)	6,000	6,428
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(3)	28,545	28,688
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	6,775	6,957
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	1,750	1,842
SLM Corp. 4.200%, 10/29/25	8,950	9,621
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	4,000	4,142
		77,714

Electric Utilities—4.3%
Calpine Corp. 144A 5.250%, 6/1/26(1)	5,250	5,401
NRG Energy, Inc. 7.250%, 5/15/26	17,137	17,764
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	10,450	10,777
		33,942

Electronic Equipment, Instruments & Components—0.5%
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	4,000	4,323
Engineering & Construction—1.2%
PowerTeam Services LLC 144A 9.033%, 12/4/25(1)	8,595	9,454
	Par Value	Value

Entertainment—1.7%
Banijay Entertainment SASU 144A 5.375%, 3/1/25(1)	$3,092	$3,192
International Game Technology plc 144A 4.125%, 4/15/26(1)	1,500	1,562
Scientific Games International, Inc. 144A 5.000%, 10/15/25(1)	6,500	6,711
Wynn Resorts Finance LLC 144A 7.750%, 4/15/25(1)	1,800	1,940
		13,405

Environmental Services—0.2%
Stericycle, Inc. 144A 5.375%, 7/15/24(1)	1,336	1,373
Equity Real Estate Investment Trusts (REITs)—1.3%
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(1)	5,300	5,399
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	2,015
SBA Communications Corp. 4.875%, 9/1/24	3,000	3,052
		10,466

Food Service—0.6%
Aramark Services, Inc. 144A 5.000%, 4/1/25(1)	4,586	4,701
Healthcare-Services—4.0%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	9,375	9,733
Centene Corp. 144A 5.375%, 6/1/26(1)	3,000	3,135
Indigo Merger Sub, Inc. 144A 2.875%, 7/15/26(1)	1,500	1,524
IQVIA, Inc. 144A 5.000%, 10/15/26(1)	3,500	3,622
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	2,400	2,505
Tenet Healthcare Corp.
4.625%, 7/15/24	4,280	4,343
144A 4.875%, 1/1/26(1)	6,500	6,742
		31,604

Home Builders—1.0%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	7,000	7,063
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	729	771
		7,834

See Notes to Schedule of Investments

VIRTUS AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Home Furnishings—0.3%
WASH Multifamily Acquisition, Inc. 144A 5.750%, 4/15/26(1)	$2,000	$2,088
Household Products/Wares—0.4%
Spectrum Brands, Inc. 5.750%, 7/15/25	3,099	3,176
Internet—0.4%
Cogent Communications Group, Inc. 144A 3.500%, 5/1/26(1)	3,000	3,067
Lodging—2.7%
Hilton Worldwide Finance LLC 4.875%, 4/1/27	2,965	3,091
Las Vegas Sands Corp. 3.200%, 8/8/24	8,930	9,372
MGM Resorts International 7.750%, 3/15/22	500	523
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	8,000	8,615
		21,601

Machinery-Diversified—0.4%
CNH Industrial Capital LLC 4.375%, 4/5/22	2,675	2,752
Media—3.1%
AMC Networks, Inc. 5.000%, 4/1/24	9,749	9,873
CCO Holdings LLC
144A 5.750%, 2/15/26(1)	4,857	5,020
144A 5.500%, 5/1/26(1)	1,500	1,551
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	3,500	3,592
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	1,000	1,017
TEGNA, Inc. 144A 4.750%, 3/15/26(1)	1,500	1,598
Univision Communications, Inc. 144A 5.125%, 2/15/25(1)	2,000	2,040
		24,691

Mining—1.5%
Novelis Corp. 144A 5.875%, 9/30/26(1)	11,471	11,933
Miscellaneous Manufacturing—1.9%
Hillenbrand, Inc. 5.750%, 6/15/25	2,000	2,147
LSB Industries, Inc. 144A 9.625%, 5/1/23(1)	12,600	12,914
		15,061

	Par Value	Value

Oil, Gas & Consumable Fuels—9.5%
PBF Holding Co. LLC 144A 9.250%, 5/15/25(1)	$4,000	$4,029
AmeriGas Partners LP
5.625%, 5/20/24	2,710	2,961
5.500%, 5/20/25	602	661
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	27,929	27,943
PBF Holding Co. LLC 7.250%, 6/15/25	32,000	24,320
TechnipFMC plc 144A 6.500%, 2/1/26(1)	13,385	14,453
		74,367

Pharmaceuticals—0.4%
Bausch Health Cos., Inc. 144A 5.500%, 11/1/25(1)	3,000	3,078
Pipelines—8.3%
Cheniere Energy Partners LP 5.625%, 10/1/26	10,000	10,375
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	2,110
EQM Midstream Partners LP 144A 6.000%, 7/1/25(1)	8,000	8,700
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	17,700	18,120
144A 6.500%, 9/30/26(1)	5,000	5,109
NuStar Logistics LP 5.750%, 10/1/25	3,450	3,752
PBF Logistics LP 6.875%, 5/15/23	11,912	11,704
Rattler Midstream LP 144A 5.625%, 7/15/25(1)	5,000	5,256
		65,126

Real Estate—2.3%
Newmark Group, Inc. 6.125%, 11/15/23	10,197	11,217
Realogy Group LLC
144A 4.875%, 6/1/23(1)	1,500	1,560
144A 7.625%, 6/15/25(1)	5,000	5,424
		18,201

Retail—3.0%
1011778 BC ULC 144A 5.750%, 4/15/25(1)	4,500	4,764
Carvana Co. 144A 5.625%, 10/1/25(1)	2,000	2,078
eG Global Finance plc
144A 6.750%, 2/7/25(1)	3,250	3,360
144A 8.500%, 10/30/25(1)	9,104	9,627
	Par Value	Value

Retail—continued
Sally Holdings LLC 5.625%, 12/1/25	$3,534	$3,649
		23,478

Semiconductors—0.7%
ams AG 144A 7.000%, 7/31/25(1)	5,250	5,657
Software—1.6%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	2,500	2,622
Veritas US, Inc. 144A 7.500%, 9/1/25(1)	9,500	9,892
		12,514

Telecommunications—6.5%
CommScope, Inc. 144A 6.000%, 3/1/26(1)	4,000	4,223
Connect Finco SARL 144A 6.750%, 10/1/26(1)	26,140	27,643
Level 3 Financing, Inc.
5.375%, 5/1/25	3,000	3,064
5.250%, 3/15/26	1,000	1,030
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	2,000	2,070
Lumen Technologies, Inc.
5.800%, 3/15/22	500	515
144A 5.125%, 12/15/26(1)	3,000	3,116
Sprint Communications, Inc. 6.000%, 11/15/22	3,000	3,176
Viasat, Inc. 144A 5.625%, 4/15/27(1)	6,250	6,524
		51,361

Toys/Games/Hobbies—0.3%
Mattel, Inc. 144A 6.750%, 12/31/25(1)	2,308	2,425
Transportation—3.5%
Fly Leasing Ltd. 5.250%, 10/15/24	9,990	10,065
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	8,000	8,310
XPO Logistics, Inc.
144A 6.750%, 8/15/24(1)	6,900	7,167
144A 6.250%, 5/1/25(1)	1,500	1,596
		27,138

Total Corporate Bonds and Notes (Identified Cost $702,046)		690,665

See Notes to Schedule of Investments

VIRTUS AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Leveraged Loans—8.5%
Advertising—0.4%
Summer BC Bidco B LLC 0.000%, 12/4/26(4)(5)	$3,000	$2,997
Airlines—0.2%
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(5)	1,995	2,019
Commercial Services—2.1%
Apx Group, Inc. (3 month PRIME + 4.000%) 7.250%, 12/31/25(5)	14,333	14,354
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 4.750%, 3/4/28(5)	1,995	1,995
		16,349

Electric Utilities—1.9%
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25(5)	14,850	14,637
Electronics—0.4%
Ingram Micro, Inc. 0.000%, 6/30/28(4)(5)	3,000	3,004
Insurance—2.0%
Asurion LLC
Tranche B3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(5)	8,000	8,057
Tranche B-8 (1 month LIBOR + 3.250%) 3.354%, 12/23/26	8,049	7,953
		16,010

Pipelines—0.9%
Prairie ECI Acquiror LP (1 month LIBOR + 4.750%) 4.854%, 3/11/26(5)	7,200	6,999
	Par Value	Value

Telecommunications—0.6%
LogMeIn, Inc. First Lien (1 month LIBOR + 4.750%) 4.827%, 8/31/27(5)	$4,983	$4,973
Total Leveraged Loans (Identified Cost $67,108)		66,988

	Shares
Common Stock—0.0%
Oil, Gas & Consumable Fuels—0.0%
Cloud Peak Energy, Inc.(6)(7)	40,020	—
Total Common Stock (Identified Cost $—)		—

Total Long-Term Investments—96.4% (Identified Cost $769,154)		757,653

Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	30,721,152	30,721
Total Short-Term Investment (Identified Cost $30,721)		30,721

TOTAL INVESTMENTS—100.3% (Identified Cost $799,875)		$788,374
Other assets and liabilities, net—(0.3)%		(2,073)
NET ASSETS—100.0%		$786,301

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $488,936 or 62.2% of net assets.
(2)	100% of the income received was in PIK.
(3)	47% of the income received was in cash and 53% was in PIK.
(4)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
Cayman Islands	5
United Kingdom	3
Canada	2
Bermuda	2
France	1
Austria	1
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$690,665	$—	$690,665	$—
Leveraged Loans	66,988	—	66,988	—
Common Stock	—	—	—	—(1)
Money Market Mutual Fund	30,721	30,721	—	—
Total Investments	$788,374	$30,721	$757,653	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI SHORT DURATION HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.